Goodwill - Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Goodwill [Line Items]
Goodwill, Beginning Balance		$ 141	$ 1,059
Sale of business		(5)
Business Combinations			1
Re-classification to AHFS		(10)
Foreign currency translation		2	3
Impairment loss	(38)	(38)	(922)
Goodwill, Ending Balance		90	141
Sense & Power and Automotive Products (SP&A) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance		12	11
Business Combinations			1
Re-classification to AHFS		(10)
Goodwill, Ending Balance		2	12
Embedded Processing Solutions (EPS) [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance		124	1,043
Foreign currency translation		2	3
Impairment loss		(38)	(922)
Goodwill, Ending Balance		88	124
Others [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance		5	5
Sale of business		(5)
Foreign currency translation
Goodwill, Ending Balance			$ 5